UNITED STATES
                                  SECURITIES AND EXCHANGE COMMISSION
                                         Washington, DC 20549

                                               FORM N-Q

                        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                                    MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number:  811-1976

Sequoia Fund Inc.
--------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

767 Fifth Avenue, Suite 4701 New York NY                                10153
--------------------------------------------------------------------------------
(Address of principal executive offices)                             (Zip code)

Robert D. Goldfarb
c/o Sequoia Fund Inc. 767 Fifth Avenue, Suite 4701 New York, NY  10153
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 800-686-6884
                                                    ------------

Date of fiscal year end:  December  31, 2005
                          ------------------

Date of reporting period: September 30, 2005
                          ------------------

ITEM 1. SCHEDULE OF INVESTMENTS.


                                   SEQUOIA FUND, INC.
                               STATEMENT OF INVESTMENTS
                            SEPTEMBER 30, 2005 (UNAUDITED)

COMMON STOCKS (90.91%)

        SHARES                                                                 VALUE (a)
        ------                                                                 ---------
                        AUTO & HOME SUPPLY STORES (1.41%)
           1,743,823    O'Reilly Automotive Inc. (c)                     $         49,140,932
                                                                         --------------------

                        CASUALTY INSURANCE (16.32%)
           5,447,045    Progressive Corporation                                   570,686,905
                                                                         --------------------

                        COMPUTER PROGRAMMING (1.96%)
           2,142,440    GTECH Holdings Corp.                                       68,686,626
                                                                         --------------------

                        CHEMICAL DIAGNOSTIC SUBSTANCES (3.00%)
           1,568,432    Idexx Laboratories Inc. (c)                               104,896,732
                                                                         --------------------

                        DIVERSIFIED COMPANIES (34.44%)
              14,686    Berkshire Hathaway Inc. Class A (c)                     1,204,252,000
                  31    Berkshire Hathaway Inc. Class B (c)                            84,661
                                                                         --------------------
                                                                                1,204,336,661
                                                                         --------------------

                        ELECTRONIC COMPUTER MANUFACTURING (2.10%)
           2,716,518    International Game Technology                              73,345,986
                                                                         --------------------

                        FREIGHT TRANSPORTATION (3.01%)
           1,852,410    Expeditors International Inc.                             105,179,840
                                                                         --------------------

                        INDUSTRIAL & CONSTRUCTION SUPPLIES (3.69%)
           2,114,430    Fastenal Company                                          129,170,529
                                                                         --------------------

                        INSURANCE AGENTS & BROKERS (2.11%)
           1,481,714    Brown & Brown Inc.                                         73,626,369
                                                                         --------------------

                        MOTORCYCLE MANUFACTURING (0.41%)
             293,763    Harley Davidson, Inc.                                      14,229,880
                                                                         --------------------

                        MEDICAL & HOSPITAL EQUIPMENT (0.14%)
             123,193    Patterson Companies Inc. (c)                                4,931,416
                                                                         --------------------

                        PROCESS CONTROL INSTRUMENTS (0.61%)
             394,060    Danaher Corporation                                        21,212,250
                                                                         --------------------

                        RETAILING (14.00%)
              40,830    Costco Wholesale Corporation                                1,759,365
           1,195,313    Tiffany & Company                                          47,537,598
          11,706,972    TJX Companies, Inc.                                       239,758,786
           2,174,746    Walgreen Company                                           94,492,714
           2,420,249    Wal-Mart Stores, Inc.                                     106,055,311
                                                                         --------------------
                                                                                  489,603,774
                                                                         --------------------

                        TEXTILE - CARPETS (7.71%)
           3,358,921    Mohawk Industries Inc. (b)(c)                             269,553,410
                                                                         --------------------
                        TOTAL COMMON STOCKS                              $      3,178,601,310
                                                                         ====================

        SHARES                                                                 VALUE (a)
        ------                                                                 ---------
PREFERRED STOCKS (2.14%)

                        AUTOMOTIVE MANUFACTURING (2.14%)
              97,495    Porsche AG - Preferred (Germany)                 $         74,971,705
                                                                         --------------------
                        TOTAL PREFERRED STOCKS                           $         74,971,705
                                                                         ====================

    PRINCIPAL
     AMOUNT
    ---------
U.S. GOVERNMENT OBLIGATIONS (6.90%)
$        242,000,000    U.S. Treasury Bill due 10/20/05
                        through 11/25/05                                 $        241,445,371
                                                                         --------------------
                        TOTAL U.S. GOVERNMENT OBLIGATIONS                $        241,445,371
                                                                         ====================

SUMMARY
Common Stocks                                                   90.91%   $      3,178,601,310
Preferred Stocks                                                 2.14%             74,971,705
U.S. Government Obligations                                      6.90%            241,445,371
Net Cash & Receivables                                           0.05%              1,614,625
                                                                         --------------------
Net Assets                                                               $      3,496,633,011
                                                                         ====================

Number of Shares Outstanding                                                       23,445,721
                                                                         ====================

Net Asset Value Per Share                                                $             149.14
                                                                         ====================

(a) Securities traded on a national securities exchange or on a foreign exchange are valued at the last reported sales price on the principal exchange on which the security is listed on the last business day of the period; securities traded in the over-the-counter market are valued in accordance with NASDAQ Official Closing Price on the last business day of the period; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the mean between the last reported bid and asked prices; U.S. Treasury Bills with remaining maturities of sixty days or less are valued at their amortized cost. U.S. Treasury Bills that when purchased have a remaining maturity in excess of sixty days are stated at their discounted value based upon the mean between the bid and asked discount rates until the sixtieth day prior to maturity, at which point they are valued at amortized cost. Purchases and sales of foreign portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities are acquired or sold. Income and expenses are translated into U.S. dollars at the rates of exchange prevailing when accrued.

(b) Affiliated Companies: Investment in portfolio companies 5% or more of whose outstanding voting securities are held by the Fund are defined in the Investment Company Act of 1940 as "affiliated companies."

(c)  Non-income producing.

ITEM 2. CONTROLS AND PROCEDURES


(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3. EXHIBITS

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      Sequoia Fund Inc.

By:   /s/ Robert D. Goldfarb
      ------------------------
      Robert D. Goldfarb
      President and Principal Executive Officer

Date: October 20, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Robert D. Goldfarb
      ------------------------
      Robert D. Goldfarb
      President and Principal Executive Officer

Date: October 20, 2005


By:   /s/ Joseph Quinones, Jr.
      ------------------------
      Joseph Quinones, Jr.
      Vice President, Secretary & Treasurer

Date: October 20, 2005